SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 352,899	$ 287,846
Service payables	10,755	202,494
Other payables	651,595	780,747
Accrued liabilities and other payables	$ 1,015,249	$ 1,271,087